Note 9 - Grant Revenue (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer, Including Assessed Tax	$ 300,677	$ 0	$ 300,677	$ 0	$ 0	$ 81,526
NIH Grants [Member]
Revenue from Contract with Customer, Including Assessed Tax						$ 81,526